Segment Data Recast for Discontinued Operations (Tables)	12 Months Ended
Aug. 04, 2015
Segment Reporting [Abstract]
Summarized Financial Information

	Three Months Ended March 31, 2015
Revenues:
Electric Power Infrastructure	$1,240,292
Oil and Gas Infrastructure	621,094

Consolidated revenues	$1,861,386

Operating income (loss):
Electric Power Infrastructure	$108,992
Oil and Gas Infrastructure	24,147
Corporate and Non-Allocated Costs	(48,989)

Consolidated operating income	$84,150

	Three Months Ended March 31, 2014	Three Months Ended June 30, 2014	Six Months Ended June 30, 2014	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014	Three Months Ended December 31, 2014	Twelve Months Ended December 31, 2014
Revenues:
Electric Power Infrastructure	$1,289,591	$1,252,842	$2,542,433	$1,396,157	$3,938,590	$1,364,081	$5,302,671
Oil and Gas Infrastructure	445,857	585,367	1,031,224	749,801	1,781,025	663,533	2,444,558

Consolidated revenues	$1,735,448	$1,838,209	$3,573,657	$2,145,958	$5,719,615	$2,027,614	$7,747,229

Operating income (loss):
Electric Power Infrastructure	$144,488	$112,836	$257,324	$104,365	$361,689	$101,296	$462,985
Oil and Gas Infrastructure	(21,172)	55,583	34,411	74,824	109,235	53,562	162,797
Corporate and Non-Allocated Costs	(43,984)	(47,622)	(91,606)	(47,905)	(139,511)	(57,211)	(196,722)

Consolidated operating income	$79,332	$120,797	$200,129	$131,284	$331,413	$97,647	$429,060

	Three Months Ended March 31, 2013	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013	Three Months Ended December 31, 2013	Twelve Months Ended December 31, 2013
Revenues:
Electric Power Infrastructure	$1,195,186	$1,061,321	$2,256,507	$1,065,669	$3,322,176	$1,219,786	$4,541,962
Oil and Gas Infrastructure	358,932	385,942	744,874	552,380	1,297,254	572,361	1,869,615

Consolidated revenues	$1,554,118	$1,447,263	$3,001,381	$1,618,049	$4,619,430	$1,792,147	$6,411,577

Operating income (loss):
Electric Power Infrastructure	$132,483	$121,324	$253,807	$122,973	$376,780	$146,575	$523,355
Oil and Gas Infrastructure	10,357	27,644	38,001	49,873	87,874	50,669	138,543
Corporate and Non-Allocated Costs	(39,819)	(44,912)	(84,731)	(44,548)	(129,279)	(56,620)	(185,899)

Consolidated operating income	$103,021	$104,056	$207,077	$128,298	$335,375	$140,624	$475,999